                             THE TRAVELERS FUND UL
                          FOR VARIABLE LIFE INSURANCE



                                 ANNUAL REPORT
                               December 31, 1995


                             [TRAVELERS GROUP LOGO]

                        THE TRAVELERS INSURANCE COMPANY
                                ONE TOWER SQUARE
                          HARTFORD, CONNECTICUT 06183

                             THE TRAVELERS FUND UL
                          FOR VARIABLE LIFE INSURANCE

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1995



 ASSETS:
  Investments in eligible funds at market value:
    The Travelers Variable Products Funds, 1,878,268 shares (cost $6,952,620)  . . . . . . . . . . .    $      7,391,226
    Templeton Variable Products Series Fund, 222,079 shares (cost $3,789,970)  . . . . . . . . . . .           4,316,102
    Fidelity's Variable Insurance Products Fund, 262,013 shares (cost $4,759,718)  . . . . . . . . .           5,459,211
    Fidelity's Variable Insurance Products Fund II, 150,252 shares (cost $2,127,550)   . . . . . . .           2,372,477
    Dreyfus Stock Index Fund, 19,047 shares (cost $294,821)  . . . . . . . . . . . . . . . . . . . .             327,609
    American Odyssey Funds, Inc., 26,030 shares (cost $347,967)  . . . . . . . . . . . . . . . . . .             357,659
    Smith Barney/Travelers Series Fund Inc., 7,844 shares (cost $92,977)   . . . . . . . . . . . . .              95,755
    Smith Barney Series Fund, 164 shares (cost $2,096)   . . . . . . . . . . . . . . . . . . . . . .               2,084

  Dividends receivable   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              27,273
  Receivable for premium payments and transfers from other Travelers accounts  . . . . . . . . . . .             360,529
  Other assets   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 422
                                                                                                        ----------------
        Total Assets   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          20,710,347
                                                                                                        ----------------

 LIABILITIES:
  Payable for contract surrenders and transfers to other Travelers accounts  . . . . . . . . . . . .              18,777
  Accrued liabilities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,869
                                                                                                        ----------------

        Total Liabilities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              20,646
                                                                                                        ----------------

 NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $     20,689,701
                                                                                                        ================




                       See Notes to Financial Statements

                             THE TRAVELERS FUND UL
                          FOR VARIABLE LIFE INSURANCE

                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1995


 INVESTMENT INCOME:
    Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          $        308,603


 EXPENSES:
    Insurance charges  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $         75,850
    Administrative charges   . . . . . . . . . . . . . . . . . . . . . . . . . . .                  148
                                                                                       -----------------
      Total expenses   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                    75,998
                                                                                                            -----------------

      Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . .                                   232,605
                                                                                                            -----------------

 REALIZED GAIN AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain from investment transactions:
    Proceeds from investments sold   . . . . . . . . . . . . . . . . . . . . . . .            4,961,292
    Cost of investments sold   . . . . . . . . . . . . . . . . . . . . . . . . . .            4,810,313
                                                                                       -----------------
      Net realized gain  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                   150,979

  Change in unrealized gain (loss) on investments:
    Unrealized loss at December 31, 1994   . . . . . . . . . . . . . . . . . . . .              (79,932)
    Unrealized gain at December 31, 1995   . . . . . . . . . . . . . . . . . . . .            1,954,404
                                                                                       -----------------
      Net change in unrealized gain (loss) for the year  . . . . . . . . . . . . .                                 2,034,336
                                                                                                            -----------------
        Net realized gain and change in unrealized gain (loss) . . . . . . . . . .                                 2,185,315
                                                                                                            -----------------

  Net increase in net assets resulting from operations   . . . . . . . . . . . . .                          $      2,417,920
                                                                                                            -----------------



                       See Notes to Financial Statements

                             THE TRAVELERS FUND UL
                          FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994


                                                                                             1995                1994
                                                                                             ----                ----
 OPERATIONS:
  Net investment income    . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    232,605        $    94,073
  Net realized gain (loss) from investment transactions  . . . . . . . . . . . . .          150,979             (6,549)
  Net change in unrealized gain (loss) on investments  . . . . . . . . . . . . . .        2,034,336           (140,954)
                                                                                       -------------       ------------

    Net increase (decrease) in net assets resulting from operations  . . . . . . .        2,417,920            (53,430)
                                                                                       -------------       ------------

 UNIT TRANSACTIONS:

  Participant premium payments
    (applicable to 10,466,712 and 4,481,114 units, respectively)   . . . . . . . .       12,301,017          5,311,444
  Participant transfers from other Travelers accounts
    (applicable to 4,576,712 and 4,833,697 units, respectively)  . . . . . . . . .        5,501,026          5,175,800
  Contract surrenders
    (applicable to 1,594,372 and 723,287 units, respectively)  . . . . . . . . . .       (1,932,840)          (835,173)
  Participant transfers to other Travelers accounts
    (applicable to 3,881,875 and 2,824,076 units, respectively)  . . . . . . . . .       (5,170,119)        (3,873,682)
  Other payments to participants
    (applicable to 1,265 units)  . . . . . . . . . . . . . . . . . . . . . . . . .           (1,498)             -
                                                                                       -------------       ------------
      Net increase in net assets resulting from unit transactions  . . . . . . . .       10,697,586          5,778,389
                                                                                       -------------       ------------

        Net increase in net assets . . . . . . . . . . . . . . . . . . . . . . . .       13,115,506          5,724,959

 NET ASSETS:
  Beginning of year  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        7,574,195          1,849,236
                                                                                       -------------       ------------
  End of year  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $ 20,689,701       $  7,574,195
                                                                                       =============       ============


                      See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS


1.   SIGNIFICANT ACCOUNTING POLICIES

     The Travelers Fund UL for Variable Life Insurance ("Fund UL") is a separate account of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Travelers Group Inc., and is available for funding certain variable life insurance contracts issued by The Travelers. Fund UL is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Travelers interest in the net assets of Fund UL was $3,684,328 at December 31, 1995.

     Premium payments applied to Fund UL are invested in one or more eligible funds in accordance with the selection made by the owner. As of December 31, 1995, the eligible funds available under Fund UL are: Managed Assets Trust; High Yield Bond Trust; Capital Appreciation Fund; Cash Income Trust; U.S. Government Securities Portfolio, Utilities Portfolio, Zero Coupon Bond Fund Portfolio Series 1998, Zero Coupon Bond Fund Portfolio Series 2000 and Zero Coupon Bond Fund Portfolio Series 2005 of The Travelers Series Trust; Smith Barney Income and Growth Portfolio, Alliance Growth Portfolio, Smith Barney High Income Portfolio, and MFS Total Return Portfolio of the Smith Barney/Travelers Series Fund Inc.; the Total Return Portfolio of the Smith Barney Series Fund (all of which are managed by affiliates of The Travelers); Templeton Bond Fund, Templeton Stock Fund and Templeton Asset Allocation Fund of Templeton Variable Products Series Fund; High Income Portfolio, Growth Portfolio and Equity-Income Portfolio of Fidelity's Variable Insurance Products Fund; Asset Manager Portfolio of Fidelity's Variable Insurance Products Fund II; and Dreyfus Stock Index Fund. All of the funds are Massachusetts business trusts, except for Smith Barney/Travelers Series Fund Inc. and Dreyfus Stock Index Fund which are incorporated under Maryland law. Not all funds are available in all states.

     Effective July 12, 1995, the following funds were no longer available to new contract owners under Fund UL. These funds are: American Odyssey Core Equity Fund, American Odyssey Emerging Opportunities Fund, American Odyssey International Equity Fund, American Odyssey Long-Term Bond Fund, American Odyssey Intermediate-Term Bond Fund and American Odyssey Short-Term Bond Fund of American Odyssey Funds, Inc.

     The following is a summary of significant accounting policies consistently followed by Fund UL in the preparation of its financial statements.

     SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

     FEDERAL INCOME TAXES. The operations of Fund UL form a part of the total operations of The Travelers and are not taxed separately. The Travelers is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund UL. Fund UL is not taxed as a "regulated investment company" under Subchapter M of the Code.

     OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

2.   INVESTMENTS

     Purchases and sales of investments aggregated $15,569,717 and $4,810,313, respectively, for the year ended December 31, 1995. Realized gains and losses from investment transactions are reported on an identified-cost basis. The cost of investments in eligible funds was $18,367,719 at December 31, 1995. Gross unrealized appreciation for all investments at December 31, 1995 was $1,956,142. Gross unrealized depreciation for all investments at December 31, 1995 was $1,738.

3.   CONTRACT CHARGES

     Insurance charges and administrative charges up to a maximum of 0.80% and 0.10%, respectively, of the value of Fund UL on an annual basis, are allowed for mortality and expense risks and administrative expenses assumed by The Travelers. For Price I contracts (all Invest Contracts and MarketLife Contracts issued prior to July 12, 1995, and MarketLife Contracts issued on or after July 12, 1995 where state approval for Enhanced MarketLife is pending), the insurance charges were 0.60% and the administrative charges were waived by The Travelers for the year ended December 31, 1995. For Price II contracts (all MarketLife Contracts issued on or after July 12, 1995, where state approval has been received), the insurance charges were 0.80% and the administrative charges were 0.10% for the year ended December 31, 1995.

     The Travelers received contingent surrender charges on full or partial contract surrenders. Such charges are computed by applying various percentages to premiums and/or stated contract amounts. The Travelers received $23,577 and $8,349 in satisfaction of such surrender charges for the years ended December 31, 1995 and 1994, respectively.

4.   NET CONTRACT OWNERS' EQUITY

                                                                               DECEMBER 31, 1995
                                                                  ----------------------------------------------------
                                                                                        UNIT                NET
                                                                     UNITS             VALUE              ASSETS
                                                                     -----             -----              ------
 Managed Assets Trust
    Price I  . . . . . . . . . . . . . . . . . . . . . . . . .       591,017      $       1.972      $    1,165,742
    Price II   . . . . . . . . . . . . . . . . . . . . . . . .        14,541              1.970              28,646
 High Yield Bond Trust . . . . . . . . . . . . . . . . . . . .       150,362              1.881             282,885
 Capital Appreciation Fund
    Price I  . . . . . . . . . . . . . . . . . . . . . . . . .       635,922              1.697           1,078,849
    Price II   . . . . . . . . . . . . . . . . . . . . . . . .        53,012              1.694              89,824
 Cash Income Trust
    Price I  . . . . . . . . . . . . . . . . . . . . . . . . .       723,616              1.435           1,038,229
    Price II   . . . . . . . . . . . . . . . . . . . . . . . .       448,613              1.433             642,862
 The Travelers Series Trust
  U.S. Government Securities Portfolio
    Price I  . . . . . . . . . . . . . . . . . . . . . . . . .       120,735              1.151             139,017
    Price II   . . . . . . . . . . . . . . . . . . . . . . . .        24,747              1.150              28,459
  Utilities Portfolio
    Price I  . . . . . . . . . . . . . . . . . . . . . . . . .        47,425              1.275              60,482
    Price II   . . . . . . . . . . . . . . . . . . . . . . . .         7,850              1.274               9,999
  Zero Coupon Bond Fund Portfolio Series 1998
    Price I  . . . . . . . . . . . . . . . . . . . . . . . . .     1,000,000              1.024           1,023,638
    Price II   . . . . . . . . . . . . . . . . . . . . . . . .             -              1.023                   -
  Zero Coupon Bond Fund Portfolio Series 2000
    Price I  . . . . . . . . . . . . . . . . . . . . . . . . .     1,000,000              1.030           1,029,637
    Price II   . . . . . . . . . . . . . . . . . . . . . . . .             -              1.029                   -
  Zero Coupon Bond Fund Portfolio Series 2005
    Price I  . . . . . . . . . . . . . . . . . . . . . . . . .     1,000,000              1.047           1,046,616
    Price II   . . . . . . . . . . . . . . . . . . . . . . . .         2,884              1.046               3,017
 Templeton Variable Products Series Fund
  Templeton Bond Fund
    Price I  . . . . . . . . . . . . . . . . . . . . . . . . .       134,329              1.075             144,457
    Price II   . . . . . . . . . . . . . . . . . . . . . . . .         5,080              1.074               5,456
  Templeton Stock Fund
    Price I  . . . . . . . . . . . . . . . . . . . . . . . . .     1,915,203              1.195           2,288,806
    Price II   . . . . . . . . . . . . . . . . . . . . . . . .       102,203              1.194             121,988
  Templeton Asset Allocation Fund
    Price I  . . . . . . . . . . . . . . . . . . . . . . . . .     1,471,489              1.153           1,696,850
    Price II   . . . . . . . . . . . . . . . . . . . . . . . .        67,028              1.152              77,198

                                                                                        UNIT                NET
                                                                     UNITS             VALUE              ASSETS
                                                                     -----             -----              ------
 Fidelity's Variable Insurance Products Fund
  High Income Portfolio
    Price I  . . . . . . . . . . . . . . . . . . . . . . . . .       637,203      $       1.143       $     728,312
    Price II   . . . . . . . . . . . . . . . . . . . . . . . .        62,746              1.142              71,629
  Growth Portfolio
    Price I  . . . . . . . . . . . . . . . . . . . . . . . . .     1,845,407              1.314           2,425,081
    Price II   . . . . . . . . . . . . . . . . . . . . . . . .       157,672              1.313             206,941
  Equity-Income Portfolio
    Price I  . . . . . . . . . . . . . . . . . . . . . . . . .     1,412,750              1.370           1,934,935
    Price II   . . . . . . . . . . . . . . . . . . . . . . . .        95,794              1.368             131,039
 Fidelity's Variable Insurance Products Fund II
  Asset Manager Portfolio
    Price I  . . . . . . . . . . . . . . . . . . . . . . . . .     2,186,204              1.069           2,336,175
    Price II   . . . . . . . . . . . . . . . . . . . . . . . .        42,204              1.067              45,043
 Dreyfus Stock Index Fund
    Price I  . . . . . . . . . . . . . . . . . . . . . . . . .       182,879              1.369             250,285
    Price II   . . . . . . . . . . . . . . . . . . . . . . . .        61,022              1.367              83,410
 American Odyssey Funds, Inc.
  American Odyssey Core Equity Fund  . . . . . . . . . . . . .        31,923              1.383              44,161
  American Odyssey Emerging Opportunities Fund   . . . . . . .       156,674              1.426             223,351
  American Odyssey International Equity Fund   . . . . . . . .        58,634              1.113              65,236
  American Odyssey Long-Term Bond Fund   . . . . . . . . . . .        31,305              1.218              38,115
  American Odyssey Intermediate-Term Bond Fund   . . . . . . .           356              1.056                 375
  American Odyssey Short-Term Bond Fund  . . . . . . . . . . .         2,102              1.110               2,333
 Smith Barney/Travelers Series Fund Inc.
  Alliance Growth Portfolio
    Price I  . . . . . . . . . . . . . . . . . . . . . . . . .        10,380              1.044              10,833
    Price II   . . . . . . . . . . . . . . . . . . . . . . . .         9,504              1.043               9,907
  Smith Barney Income and Growth Portfolio
    Price I  . . . . . . . . . . . . . . . . . . . . . . . . .           123              1.068                 131
    Price II   . . . . . . . . . . . . . . . . . . . . . . . .           960              1.067               1,025
  MFS Total Return Portfolio
    Price I  . . . . . . . . . . . . . . . . . . . . . . . . .        55,860              1.087              60,722
    Price II   . . . . . . . . . . . . . . . . . . . . . . . .        14,648              1.086              15,906
 Smith Barney Series Fund
  Total Return Portfolio
    Price I  . . . . . . . . . . . . . . . . . . . . . . . . .           183              1.036                 190
    Price II   . . . . . . . . . . . . . . . . . . . . . . . .         1,846              1.035               1,909
                                                                                                      -------------
 Net Contract Owners' Equity . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              $  20,689,701
                                                                                                      -------------

5. STATEMENT OF INVESTMENTS



                                                                           NO. OF                    MARKET
  INVESTMENT OPTIONS                                                       SHARES                     VALUE
                                                                        --------------         ----------------
  THE TRAVELERS VARIABLE PRODUCTS FUNDS (36.4%)
    Managed Assets Trust (Cost $1,077,815)                                      76,843         $      1,191,073
    High Yield Bond Trust (Cost $262,753)                                       31,025                  279,229
    Capital Appreciation Fund (Cost $985,701)                                   35,069                1,163,591
    Cash Income Trust (Cost $1,416,684)                                      1,416,494                1,416,684
    U.S. Government Securities Portfolio (Cost $147,464)                        13,452                  167,203
    Utilities Portfolio (Cost $62,955)                                           5,470                   70,284
    Zero Coupon Fund Portfolio Series 1998 (Cost $998,753)                      99,875                1,023,722
    Zero Coupon Fund Portfolio Series 2000 (Cost $998,759)                      99,876                1,029,721
    Zero Coupon Fund Portfolio Series 2005 (Cost $1,001,736)                   100,164                1,049,719
                                                                                               ----------------
      Total Cost $6,952,620                                                                           7,391,226
                                                                                               ----------------

  TEMPLETON VARIABLE PRODUCTS SERIES Fund (21.2%)
    Templeton Bond Fund (Cost $138,667)                                         12,593                  149,600
    Templeton Stock Fund (Cost $2,104,447)                                     115,084                2,398,348
    Templeton Asset Allocation Fund (Cost $1,546,856)                           94,402                1,768,154
                                                                                               ----------------
      Total Cost $3,789,970                                                                           4,316,102
                                                                                               ----------------

  FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND (26.9%)
    High Income Portfolio (Cost $739,082)                                       66,070                  796,145
    Growth Portfolio (Cost $2,226,636)                                          89,352                2,609,065
    Equity-Income Portfolio (Cost $1,794,000)                                  106,591                2,054,001
                                                                                               ----------------
      Total Cost $4,759,718                                                                           5,459,211
                                                                                               ----------------


  FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II (11.7%)
    Asset Manager Portfolio (Cost $2,127,550)
      Total Cost $2,127,550                                                    150,252                2,372,477
                                                                                               ----------------

  DREYFUS STOCK INDEX FUND (1.6%)
      Total Cost $294,821                                                       19,047                  327,609
                                                                                               ----------------

  AMERICAN ODYSSEY FUNDS, INC. (1.8%)
    American Odyssey Core Equity Fund (Cost $39,054)                             3,168                   42,197
    American Odyssey Emerging Opportunities Fund (Cost $209,565)                14,238                  213,853
    American Odyssey International Equity Fund (Cost $60,399)                    5,053                   64,075
    American Odyssey Long-Term Bond Fund (Cost $36,337)                          3,324                   34,996
    American Odyssey Short-Term Bond Fund  (Cost $2,290)                           217                    2,222
    American Odyssey Intermediate-Term Bond Fund (Cost $322)                        30                      316
                                                                                               ----------------
      Total Cost $347,967                                                                               357,659
                                                                                               ----------------


  SMITH BARNEY/TRAVELERS SERIES FUND INC. (0.4%)
    Alliance Growth Portfolio (Cost $20,428)                                     1,495                   20,118
    Smith Barney Income And Growth Portfolio (Cost $1,137)                          88                    1,136
    MFS Total Return Portfolio (Cost $71,412)                                    6,261                   74,501
                                                                                               ----------------
      Total Cost $92,977                                                                                 95,755
                                                                                               ----------------

  SMITH BARNEY SERIES FUND (0.0%)
    Total Return Portfolio (Cost $2,096)
      Total Cost $2,096                                                            164                    2,084
                                                                                               ----------------

 TOTAL INVESTMENT OPTIONS (100.0%)
  (COST $18,367,719)                                                                           $     20,322,123
                                                                                               ================

6.  SCHEDULE OF FUND UL OPERATIONS AND CHANGES IN NET ASSETS
     FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994





                                                                                                                     CAPITAL
                                              MANAGED ASSETS TRUST          HIGH YIELD BOND TRUST               APPRECIATION FUND
                                          -------------------------       ----------------------------     ------------------------

                                               1995             1994             1995             1994           1995      1994
                                               ----             ----             ----             ----           ----      ----
 INVESTMENT INCOME:
 Dividends. . . . . . . . . . . . . . . . $    40,936    $      70,237     $   18,822     $   11,348   $       2,760    $      841
                                          -----------    -------------     ----------     ----------   -------------    -----------
 EXPENSES:
 Insurance charges . . . . . . . . . . . .      5,330            5,908          1,571            772           4,395         1,554
 Administrative charges. . . . . . . . . .          3                -              -              -               8             -
                                          -----------    -------------     ----------     ----------  --------------    ----------
  Net investment income (loss) . . . . . .     35,603           64,329         17,251         10,576          (1,643)         (713)
                                          -----------    -------------     ----------     ----------  --------------    ----------
 REALIZED GAIN (LOSS) AND CHANGE IN
 UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Realized gain (loss) from investment
  transactions
  Proceeds from investments sold. . . . .     376,022          238,758         77,846        101,106          96,468        39,915
  Cost of investments sold  . . . . . . .     359,634          242,915         81,477        106,114          81,467        33,059
                                          -----------    -------------     ----------     ----------   -------------    -----------

   Net realized gain (loss) . . . . . . .      16,388           (4,157)        (3,631)        (5,008)         15,001         6,856
                                          -----------    -------------     ----------     ----------   -------------    -----------
  Change in unrealized gain (loss) on
   investments:
  Unrealized gain (loss) beginning of
   year . . . . . . . . . . . . . . . . .     (39,140)          46,522         (4,540)         2,981          (3,117)       11,519
  Unrealized gain (loss) end of year. . .     113,258          (39,140)        16,476         (4,540)        177,890        (3,117)
                                          -----------    -------------     ----------     ----------   -------------    -----------
   Net change in unrealized gain (loss)
    for the year  . . . . . . . . . . . .     152,398          (85,662)        21,016         (7,521)        181,007       (14,636)
                                          -----------    -------------     ----------     ----------   -------------    -----------
  Net increase (decrease) in net assets
   resulting from operations. . . . . . .     204,389          (25,490)        34,636         (1,953)        194,365        (8,493)
                                          -----------    -------------     ----------     ----------   -------------    -----------


 UNIT TRANSACTIONS:
 Participant premium payments . . . . . .     252,223          183,898         97,670         45,381         329,154       152,844
 Participant transfers from other
 Travelers accounts . . . . . . . . . . .     206,853           69,184          8,164        149,268         407,754       187,041
 Contract surrenders. . . . . . . . . . .    (213,318)        (123,712)       (63,621)       (40,505)       (126,174)      (55,126)
 Participant transfers to other Travelers
  accounts  . . . . . . . . . . . . . . .     (80,934)        (185,767)       (24,590)       (74,029)        (29,551)      (24,764)
 Other payments to participants . . . . .           -                -              -              -            (324)
                                          -----------    -------------     ----------     ----------   -------------    -----------
   Net increase (decrease) in net assets
    resulting from unit transactions  . .     164,824          (56,397)        17,623         80,115         580,859       259,995
                                          -----------    -------------     ----------     ----------   -------------    -----------
   Net increase (decrease) in net assets      369,213          (81,887)        52,259         78,162         775,224       251,502

 NET ASSETS:
  Beginning of year . . . . . . . . . . .     825,175          907,062         230,626       152,464         393,449       141,947
                                          -----------    -------------     -----------    ----------   -------------    -----------
  End of year . . . . . . . . . . . . . . $ 1,194,388    $     825,175     $   282,885    $  230,626   $   1,168,673    $  393,449
                                          ===========    =============     ===========    ==========   =============    ===========

                                                                                                               ZERO COUPON BOND
               CASH                          U.S. GOVERNMENT                                                     FUND PORTFOLIO
           INCOME TRUST                    SECURITIES PORTFOLIO              UTILITIES PORTFOLIO                  SERIES 1998
 ---------------------------------     ----------------------------     ---------------------------     ----------------------------
       1995               1994              1995            1994             1995            1994             1995            1994
       ----               ----              ----            ----             ----            ----             ----            ----
 $       51,414     $       29,710      $     6,396    $          -     $        57     $         -     $           -    $         -
 --------------     --------------      -----------    ------------     -----------     -----------     -------------   ------------



          7,336              6,114              776             324             200               3             1,346              -
             70                  -                2               -               1               -                 -              -
 --------------     --------------      -----------    ------------     -----------     -----------     -------------   ------------
         44,008             23,596            5,618            (324)           (144)             (3)           (1,346)             -
 --------------     --------------      -----------    ------------     -----------     -----------     -------------   ------------



      3,122,783          2,478,281           43,281           8,194          22,221              46             1,261              -
      3,122,783          2,478,281           42,077           8,507          20,300              47             1,246              -
 --------------     --------------      -----------    ------------     -----------     -----------     -------------   ------------

              -                  -            1,204            (313)          1,921              (1)               15              -
 --------------     --------------      -----------    ------------     -----------     -----------     -------------   ------------


              -                  -             (680)              -              (1)              -                 -              -
              -                  -           19,739            (680)          7,329              (1)           24,969              -
 --------------     --------------      -----------    ------------     -----------     -----------     -------------   ------------

              -                  -           20,419            (680)          7,330              (1)           24,969              -
 --------------     --------------      -----------    ------------     -----------     -----------     -------------   ------------


         44,008             23,596           27,241          (1,317)          9,107              (5)           23,638              -
 --------------     --------------      -----------    ------------     -----------     -----------     -------------   ------------




      3,808,981          2,960,609           52,081          32,322          30,285           2,180         1,000,000              -
        809,577          1,334,856           29,366          86,590          43,375             305                 -              -
       (209,087)          (207,394)         (17,273)         (7,983)         (5,130)            (89)                -              -
     (3,996,433)        (3,535,385)         (32,113)         (1,438)         (9,529)            (18)                -              -
              -                  -                -               -               -               -                 -              -
 --------------     --------------      -----------    ------------     -----------     -----------     -------------   ------------




        413,038            552,686           32,061         109,491          59,001           2,378         1,000,000              -
 --------------     --------------      -----------    ------------     -----------     -----------     -------------   ------------
        457,046            576,282           59,302         108,174          68,108           2,373         1,023,638              -



      1,224,045            647,763          108,174               -           2,373               -                 -              -
 --------------     --------------      -----------    ------------     -----------     -----------     -------------   ------------

 $    1,681,091     $    1,224,045      $   167,476    $    108,174     $    70,481     $     2,373     $   1,023,638    $         -
 ==============     ==============      ===========    ============     ===========     ===========     =============   ============


6.  SCHEDULE OF FUND UL OPERATIONS AND CHANGES IN NET ASSETS
    FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994 (CONTINUED)



                                               ZERO COUPON BOND             ZERO COUPON BOND
                                                FUND PORTFOLIO                FUND PORTFOLIO
                                                  SERIES 2000                  SERIES 2005              TEMPLETON BOND FUND
                                           -------------------------    ------------------------     ---------------------------
                                              1995            1994         1995           1994          1995             1994
                                              ----            ----         ----           ----          ----             ----
INVESTMENT INCOME:
Dividends . . . . . . . . . . . . . . .    $         -     $       -    $         -    $       -     $    5,066     $         11
                                           ------------    ---------    -----------    ---------     ----------     ------------

EXPENSES:
Insurance charges . . . . . . . . . . .          1,341             -          1,346            -            813              160
Administrative charges  . . . . . . . .              -             -              -            -              -                -
                                           ------------    ---------    -----------    ---------     ----------     ------------
 Net investment income (loss)   . . . .         (1,341)            -         (1,346)           -          4,253             (149)
                                           ------------    ---------    -----------    ---------     ----------     ------------

REALIZED GAIN (LOSS) AND CHANGE IN
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment
 transactions
 Proceeds from investments sold   . . .          1,257             -          1,190            -         62,279           24,059
 Cost of investments sold   . . . . . .          1,241             -          1,171            -         59,015           24,114
                                           ------------    ---------    -----------    ---------     ----------     ------------

 Net realized gain (loss)   . . . . . .             16             -             19            -          3,264              (55)
                                           ------------    ---------    -----------    ---------     ----------     ------------

Change in unrealized gain (loss) on
 investments:
 Unrealized gain (loss) beginning of year            -             -              -            -            332                -
 Unrealized gain (loss) end of year   .         30,962             -         47,983            -         10,933              332
                                           ------------    ---------    -----------    ---------     ----------     ------------
 Net change in unrealized gain (loss) for
  the year . . . . . . . . . . . . . . .        30,962             -         47,983            -         10,601              332
                                           ------------    ---------    -----------    ---------     ----------     ------------
Net increase (decrease) in net assets
 resulting from operations  . . . . . .         29,637             -         46,656            -         18,118              128
                                           ------------    ---------    -----------    ---------     ----------     ------------


UNIT TRANSACTIONS:
Participant premium payments  . . . . .      1,000,000             -      1,003,016            -        105,490           44,718
Participant transfers from other
 Travelers accounts . . . . . . . . . .              -             -              -            -         23,219           43,641
Contract surrenders . . . . . . . . . .              -             -            (39)           -        (20,727)          (5,011)
Participant transfers to other Travelers
 accounts                                            -             -              -            -        (49,818)          (9,845)
Other payments to participants                       -             -              -            -              -                -
                                           ------------    ---------    -----------    ---------     ----------     ------------

 Net increase (decrease) in net assets
  resulting from unit transactions   . .     1,000,000             -      1,002,977            -         58,164           73,503
                                           ------------    ---------    -----------    ---------     ----------     ------------

 Net increase (decrease) in net assets       1,029,637             -      1,049,633            -         76,282           73,631



NET ASSETS:
 Beginning of year  . . . . . . . . . .              -             -              -            -         73,631                -
                                           ------------    ---------    -----------    ---------     ----------     ------------

 End of year  . . . . . . . . . . . . .    $ 1,029,637     $       -    $ 1,049,633    $       -     $  149,913     $     73,631
                                           ============    =========    ===========    =========     ==========     ============

                                         TEMPLETON ASSET                   FIDELITY'S HIGH                        FIDELITY'S
     TEMPLETON STOCK FUND                ALLOCATION FUND                   INCOME PORTFOLIO                    GROWTH PORTFOLIO
 -----------------------------     ------------------------------     ----------------------------     ----------------------------
      1995             1994           1995                1994             1995             1994            1995            1994
      ----             ----           ----                ----             ----             ----            ----            ----
 $     19,051     $        120     $      26,362    $          97     $     19,756     $       408     $     4,488     $        651
 ------------     ------------     -------------    -------------     ------------     -----------     -----------     ------------


        9,643            2,207             7,988            2,572            2,933             644           9,674            1,988
           11                -                 9                -                9               -              20                -
 ------------     ------------     -------------    -------------     ------------     -----------     -----------     ------------
        9,397           (2,087)           18,365           (2,475)          16,814            (236)         (5,206)          (1,337)
 ------------     ------------     -------------    -------------     ------------     -----------     -----------     ------------




      207,815           17,171           107,532           13,283           48,286          11,230         181,771           18,549
      187,264           17,388            97,472           13,585           45,475          12,052         149,497           20,245
 ------------     ------------     -------------    -------------     ------------     -----------     -----------     ------------

       20,551             (217)           10,060             (302)           2,811            (822)         32,274           (1,696)
 ------------     ------------     -------------    -------------     ------------     -----------     -----------     ------------

      (19,006)               -           (10,005)               -             (924)              -          30,533                -
      293,901          (19,006)          221,298          (10,005)          57,063            (924)        382,429           30,533
 ------------     ------------     -------------    -------------     ------------     -----------     -----------     ------------

      312,907          (19,006)          231,303          (10,005)          57,987            (924)        351,896           30,533
 ------------     ------------     -------------    -------------     ------------     -----------     -----------     ------------



      342,855          (21,310)          259,728          (12,782)          77,612          (1,982)        378,964           27,500
 ------------     ------------     -------------    -------------     ------------     -----------     -----------     ------------




      895,929          390,647           619,275          277,719          317,211         107,547         902,843          312,051
      812,982          534,732           222,974          714,112          271,515         180,024       1,043,981          487,427
     (268,346)         (77,915)         (157,512)         (59,628)         (83,202)        (26,639)       (277,564)         (79,931)
     (186,328)         (12,082)          (84,478)          (4,995)         (36,291)         (5,415)       (155,582)          (7,667)
         (370)               -              (365)               -             (439)              -               -                -
 ------------     ------------     -------------    -------------     ------------     -----------     -----------     ------------



    1,253,867          835,382           599,894          927,208          468,794         255,517       1,513,678          711,880
 ------------     ------------     -------------    -------------     ------------     -----------     -----------     ------------

    1,596,722          814,072           859,622          914,426          546,406         253,535       1,892,642          739,380


      814,072                -           914,426                -          253,535               -         739,380                -
 ------------     ------------     -------------    -------------     ------------     -----------     -----------    -------------
 $  2,410,794     $    814,072     $   1,774,048    $     914,426     $    799,941     $   253,535     $ 2,632,022    $     739,380
 ============     ============     =============    =============     ============     ===========     ===========    =============

6.  SCHEDULE OF FUND UL OPERATIONS AND CHANGES IN NET ASSETS
    FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994 (CONTINUED)





                                                 FIDELITY'S EQUITY-               FIDELITY'S ASSET                DREYFUS STOCK
                                                  INCOME PORTFOLIO               MANAGER PORTFOLIO                  INDEX FUND
                                            ---------------------------     ----------------------------    ------------------------
                                               1995            1994              1995           1994             1995         1994
                                               ----            ----              ----           ----             ----         ----
INVESTMENT INCOME:
Dividends . . . . . . . . . . . . . . .     $    57,205     $    5,526      $    32,170    $        871     $    6,430     $    807
                                            ------------    -----------     ------------   -------------    -----------    ---------

EXPENSES:
Insurance charges . . . . . . . . . . .           7,158          1,064           11,730           4,081            949          112
Administrative charges  . . . . . . . .               -              -                4               -              9            -
                                            ------------    -----------     ------------   -------------    -----------    ---------
 Net investment income (loss)   . . . .          50,047          4,462           20,436          (3,210)         5,472          695
                                            ------------    -----------     ------------   -------------    -----------    ---------
REALIZED GAIN (LOSS) AND CHANGE IN
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment
 transactions
 Proceeds from investments sold   . . .         129,546         14,686          357,375          26,613         29,459        4,995
 Cost of investments sold   . . . . . .         106,630         14,486          348,343          27,788         23,404        4,858
                                            ------------    -----------     ------------   -------------    -----------    ---------

  Net realized gain (loss)  . . . . . .          22,916            200            9,032          (1,175)         6,055          137
                                            ------------    -----------     ------------   -------------    -----------    ---------
Change in unrealized gain (loss) on
 investments:
 Unrealized gain (loss) beginning of year          (795)             -          (31,871)              -           (201)           -
 Unrealized gain (loss) end of year   .         260,001           (795)         244,927         (31,871)        32,788         (201)
                                            ------------    -----------     ------------   -------------    -----------    ---------
 Net change in unrealized gain (loss) for
  the year. . . . . . . . . . . . . . .         260,796           (795)         276,798         (31,871)        32,989         (201)
                                            ------------    -----------     ------------   -------------    -----------    ---------
Net increase (decrease) in net assets
 resulting from operations  . . . . . .         333,759          3,867          306,266         (36,256)        44,516          631
                                            ------------    -----------     ------------   -------------    -----------    ---------

UNIT TRANSACTIONS:
Participant premium payments  . . . . .         745,361        184,990          807,194         591,289        162,950       17,235
Participant transfers from other
 Travelers accounts . . . . . . . . . .         762,957        343,599          466,673         972,105        104,338       34,387
Contract surrenders . . . . . . . . . .        (172,156)       (34,496)        (263,503)       (111,946)       (23,466)      (4,088)
Participant transfers to other Travelers
 accounts  . . . . . . . . . . . . . .          (99,376)        (2,531)        (341,312)         (9,292)        (2,423)        (385)
Other payments to participants  . . . .               -              -                -               -              -            -
                                            ------------    -----------     ------------   -------------    -----------    ---------
 Net increase (decrease) in net assets
   resulting from unit transactions . .       1,236,786        491,562          669,052       1,442,156        241,399       47,149
                                            ------------    -----------     ------------   -------------    -----------    ---------
 Net increase (decrease) in net assets        1,570,545        495,429          975,318       1,405,900        285,915       47,780

NET ASSETS:
 Beginning of year  . . . . . . . .             495,429              -        1,405,900               -         47,780            -
                                            ------------    -----------     ------------   -------------    -----------    ---------
 End of year  . . . . . . . . . . .         $ 2,065,974     $  495,429      $ 2,381,218    $  1,405,900     $  333,695     $ 47,780
                                            ============    ===========     ============   =============    ===========    =========

                                         AMERICAN ODYSSEY                  AMERICAN ODYSSEY
       AMERICAN ODYSSEY               EMERGING OPPORTUNITIES             INTERNATIONAL EQUITY                AMERICAN ODYSSEY
       CORE EQUITY FUND                         FUND                              FUND                      LONG-TERM BOND FUND
------------------------------    -------------------------------    ------------------------------    -----------------------------
     1995             1994              1995             1994             1995             1994              1995            1994
     ----             ----              ----             ----             ----             ----              ----            ----
$      1,960     $          3     $       9,047    $         339     $        626     $        504     $       3,134    $       150
-------------    -------------    --------------   --------------    -------------    -------------    --------------   ------------

         126                -               670               25              270               20               102              3
           -                -                 -                -                -                -                 -              -
-------------    -------------    --------------   --------------    -------------    -------------    --------------   ------------
       1,834                3             8,377              314              356              484             3,032            147
-------------    -------------    --------------   --------------    -------------    -------------    --------------   ------------


       8,482                -            37,648              148           29,695               85            13,624             98
       7,288                -            29,526              142           27,426               87            12,319             98
-------------    -------------    --------------   --------------    -------------    -------------    --------------   ------------
       1,194                -             8,122                6            2,269               (2)            1,305              -
-------------    -------------    --------------   --------------    -------------    -------------    --------------   ------------

          (2)               -               625                -           (1,033)               -              (106)             -
       3,143               (2)            4,288              625            3,676           (1,033)           (1,341)          (106)
-------------    -------------    --------------   --------------    -------------    -------------    --------------   ------------
       3,145               (2)            3,663              625            4,709           (1,033)           (1,235)          (106)
-------------    -------------    --------------   --------------    -------------    -------------    --------------   ------------

       6,173                1            20,162              945            7,334             (551)            3,102             41
-------------    -------------    --------------   --------------    -------------    -------------    --------------   ------------


       3,391               10            93,588            3,320           26,719            3,257            19,931          1,410
      37,760              176           118,650           21,735           30,284           12,193            24,193          4,424
      (1,806)              (8)          (16,696)            (327)          (7,735)            (232)           (3,415)          (136)
      (1,536)               -           (18,006)             (20)          (5,985)             (48)          (11,434)            (1)
           -                -                 -                -                -                -                 -              -
-------------    -------------    --------------   --------------    -------------    -------------    --------------   ------------

      37,809              178           177,536           24,708           43,283           15,170            29,275          5,697
-------------    -------------    --------------   --------------    -------------    -------------    --------------   ------------
      43,982              179           197,698           25,653           50,617           14,619            32,377          5,738


         179                -            25,653                -           14,619                -             5,738              -
-------------    -------------    --------------   --------------    -------------    -------------    --------------   ------------
$     44,161     $        179     $     223,351    $      25,653     $     65,236     $     14,619     $      38,115    $     5,738
=============    =============    ==============   ==============    =============    =============    ==============   ============

6.  SCHEDULE OF FUND UL OPERATIONS AND CHANGES IN NET ASSETS
    FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994 (CONTINUED)



                                             AMERICAN ODYSSEY
                                             INTERMEDIATE-TERM           AMERICAN ODYSSEY            ALLIANCE GROWTH
                                                 BOND FUND             SHORT-TERM BOND FUND             PORTFOLIO
                                           --------------------      ------------------------    -----------------------
                                             1995         1994          1995         1994          1995           1994
                                             ----         ----          ----         ----          ----           ----
INVESTMENT INCOME:
Dividends . . . . . . . . . . . . . . .    $    20     $      -      $      111    $       1     $     620     $      -
                                           --------    ---------     -----------   ----------    ----------    ---------
EXPENSES:
Insurance charges . . . . . . . . . . .          1            -              12            -            14            -
Administrative charges  . . . . . . . .          -            -               -            -             1            -
                                           --------    ---------     -----------   ----------    ----------    ---------
 Net investment income (loss)   . . . .         19            -              99            1           605            -
                                           --------    ---------     -----------   ----------    ----------    ---------
REALIZED GAIN (LOSS) AND CHANGE IN
 UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment
 transactions
 Proceeds from investments sold   . . .          -            -           4,486            -           284            -
 Cost of investments sold   . . . . . .          -            -           4,330            -           275            -
                                           --------    ---------     -----------   ----------    ----------    ---------
 Net realized gain (loss)   . . . . . .          -            -             156            -             9            -
                                           --------    ---------     -----------   ----------    ----------    ---------
Change in unrealized gain (loss) on
 investments:
 Unrealized gain (loss) beginning of year        -            -              (1)           -             -            -
 Unrealized gain (loss) end of year   .         (6)           -             (68)          (1)         (310)           -
                                           --------    ---------     -----------   ----------    ----------    ---------
 Net change in unrealized gain (loss) for
  the year  . . . . . . . . . . . . . .         (6)           -             (67)          (1)         (310)           -
                                           --------    ---------     -----------   ----------    ----------    ---------
Net increase (decrease) in net assets
 resulting from operations  . . . . . .         13            -             188            -           304            -
                                           --------    ---------     -----------   ----------    ----------    ---------
UNIT TRANSACTIONS:
Participant premium payments  . . . . .        408            -           3,744           17         6,840            -
Participant transfers from other
 Travelers accounts . . . . . . . . . .         44            -           2,961            1        14,239            -
Contract surrenders . . . . . . . . . .        (81)           -            (516)          (7)         (568)           -
Participant transfers to other Travelers
 accounts . . . . . . . . . . . . . . .         (9)           -          (4,055)           -           (75)           -
Other payments to participants  . . . .          -            -               -            -             -            -
                                           --------    ---------     -----------   ----------    ----------    ---------
 Net increase (decrease) in net assets
  resulting from unit transactions . .         362            -           2,134           11        20,436            -
                                           --------    ---------     -----------   ----------    ----------    ---------
 Net increase (decrease) in net assets         375            -           2,322           11        20,740            -

NET ASSETS:
  Beginning of year  . . . . . . . . . .         -            -              11            -             -            -
                                           --------    ---------     -----------   ----------    ----------    ---------
  End of year  . . . . . . . . . . . . .   $   375     $      -      $    2,333    $      11     $  20,740     $      -
                                           ========    =========     ===========   ==========    ==========    =========

   SMITH BARNEY INCOME                  MFS TOTAL RETURN
  AND GROWTH PORTFOLIO                      PORTFOLIO                TOTAL RETURN PORTFOLIO                   COMBINED
------------------------      ------------------------------     -----------------------------     -------------------------------
   1995             1994              1995             1994             1995         1994               1995              1994
   ----             ----              ----             ----             ----         ----               ----              ----
 $    20     $          -     $       2,147    $           -     $          5     $          -     $      308,603     $    121,624
--------     ------------     -------------    -------------     ------------     ------------     --------------     ------------

       1                -               124                -                1                -             75,850           27,551
       -                -                 1                -                -                -                148                -
--------     ------------     -------------    -------------     ------------     ------------     --------------     ------------
      19                -             2,022                -                4                -            232,605           94,073
--------     ------------     -------------    -------------     ------------     ------------     --------------     ------------




      35                -               593                -               53                -          4,961,292        2,997,217
      33                -               569                -               51                -          4,810,313        3,003,766
--------     ------------     -------------    -------------     ------------     ------------     --------------     ------------

       2                -                24                -                2                -            150,979           (6,549)
--------     ------------     -------------    -------------     ------------     ------------     --------------     ------------


       -                -                 -                -                -                -            (79,932)          61,022
      (1)               -             3,089                -              (12)               -          1,954,404          (79,932)
--------     ------------     -------------    -------------     ------------     ------------     --------------     ------------

      (1)               -             3,089                -              (12)               -          2,034,336         (140,954)
--------     ------------     -------------    -------------     ------------     ------------     --------------     ------------

      20                -             5,135                                (6)               -          2,417,920          (53,430)
--------     ------------     -------------    -------------     ------------     ------------     --------------     ------------




     301                -            14,644                -            1,788                -         12,301,017        5,311,444
   1,052                -            57,736                -              379                -          5,501,026        5,175,800
    (138)               -              (705)               -              (62)               -         (1,932,840)        (835,173)
     (79)               -              (182)               -                -                -         (5,170,119)      (3,873,682)
       -                -                 -                -                -                -             (1,498)               -
--------     ------------     -------------    -------------     ------------     ------------     --------------     ------------




   1,136                -            71,493                -            2,105                -         10,697,586        5,778,389
--------     ------------     -------------    -------------     ------------     ------------     --------------     ------------
   1,156                -            76,628                -            2,099                -         13,115,506        5,724,959





       -                -                 -                -                -                -          7,574,195        1,849,236
--------     ------------     -------------    -------------     ------------     ------------     --------------     ------------
 $ 1,156     $          -     $      76,628    $           -     $      2,099     $          -     $   20,689,701     $  7,574,195
========     ============     =============    =============     ============     ============     ==============     ============

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Owners of Variable Life Insurance Contracts of
    The Travelers Fund UL for Variable Life Insurance:


We have audited the accompanying statement of assets and liabilities of The Travelers Fund UL for Variable Life Insurance as of December 31, 1995, and the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1995, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Fund UL for Variable Life Insurance as of December 31, 1995, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.


Hartford, Connecticut
February 7, 1996

                            Independent Accountants
                            COOPERS & LYBRAND L.L.P.
                             Hartford, Connecticut





This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Fund UL for Variable Life Insurance or Fund UL's underlying funds. It should not be used in connection with any offer except in conjunction with the applicable Variable Universal Life Insurance Prospectus and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.





VG-156 (Annual) (12-95) Printed in U.S.A.